Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Accounting Policies [Abstract]
Net Loss	$ (440,603)	$ (2,205)	$ (421,194)
Accretion of temporary equity into redemption value			(5,262,944)
Net loss including accretion of equity into redemption value			$ (5,684,138)